Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of amortization periods of the right-of-use assets
	Years	Mainly

Land	2-26	3-7
Motor vehicles	2-5	2

Schedule of useful life of the assets at annual rates
%

Land and Buildings	2 - 4
Computers, software and peripheral equipment	20 - 33 (mainly 33)
Office furniture and equipment	6 - 33 (mainly 7)
Motor vehicles	14 - 15 (mainly 15)

Schedule of useful life of intangible assets rates
Years
Customer relationship and backlog	1 - 15
Acquired technology	2 - 8
Brand names and patents	5 - 10

Schedule of financial statements

As of January 1, 2019	As previously reported	The change	According to IFRS 16
LONG-TERM ASSETS
Right-of-use assets	-	105,525	105,525

Current Liabilities
Current maturities of operating lease liabilities	-	26,681	26,681

LONG-TERM LIABILITIES
Long-term operating lease liabilities	-	81,256	81,256

Equity
Retained earnings	262,557	(1,187)	261,370
Non-controlling interests	437,767	(1,225)	436,542